Consolidated statements of cash flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 24,126	$ (25,989)	$ (43,538)	$ (118,548)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation, depletion and amortization	44,216	35,461	140,687	150,662
(Gain) loss on disposal of assets, net	(154)	2,207	9,777	8,447
Loss on extinguishment of debt	8,273	0	515
Non-cash loss on extinguishment of debt	4,284
Amortization of debt issuance costs	1,371	536	2,154	1,958
Bad debt expense, net of recoveries	5	30	(1,164)	2,778
Non-cash investment income	(8,100)
Provision for inventory obsolescence				2,804
Changes in operating assets and liabilities:
Accounts receivable	(46,856)	(8,976)	(89,639)	12,378
Inventories	(22,857)	(6,504)	(16,118)	(3,489)
Prepaid expenses and other assets	(9,903)	(829)	3,750	(1,027)
Accounts payable	29,824	11,243	31,639	(5,129)
Accrued expenses	22,622	9,240	6,162	(5,780)
Deferred revenues and other current liabilities	5,146	(109)	(283)
Net cash provided by operating activities	43,724	16,310	43,942	45,054
Cash flows from investing activities:
Investment in property, plant & equipment	(41,492)	(17,357)	(87,400)	(48,037)
Cash proceeds from sale of assets	45,622	16,730	17,553	4,680
Acquisitions, net of cash acquired	(278,990)	(2,303)	(4,292)	(1,260)
Investment in preferred shares of BPC	(45,952)		(4,244)
Investments	(13,893)
Net cash used in investing activities	(334,705)	(2,930)	(78,383)	(44,617)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	658,266	6,817	223,730	187,622
Repayments of long-term debt	(324,034)	(13,437)	(182,402)	(201,316)
Payment of debt issuance costs	(22,913)		(1,979)	(1,043)
Purchase of noncontrolling interests			(577)
IPO Preparation costs			(1,982)
Member contribution	5,000
Other		6	75	(585)
Net cash provided by (used in) financing activities	316,319	(6,614)	36,865	(15,322)
Net increase in cash, cash equivalents, and restricted cash	25,338	6,766	2,424	(14,885)
Cash, cash equivalents, and restricted cash beginning of period	5,376	2,952	2,952	17,837
Cash, cash equivalents, and restricted cash end of period	30,714	9,718	5,376	2,952
Supplemental cash flow information:
Cash payments for interest	6,637	6,320	23,544	20,952
Cash payments for taxes			(212)	391
Non-cash investing and financing activities:
Capital expenditures included in accounts payable	25,418	$ 7,837
Operating lease liabilities incurred from obtaining right-of-use-assets	$ 44,959
Acquisition of land in exchange for other current liability			30,000
Acquisition of non-controlling interests in exchange for other current liability			3,893
Retirement of long term debt by member			$ 18,000	$ 10,549